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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Massachusetts Fiduciary Advisors, Inc.
Address: One Liberty Square, Boston, MA 02109

13F File Number: 28-3056

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and comlete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Richard F. Cook, Jr.
Title: Senior Vice President
Phone: 617-350-0202
Signature, Place, and Date of Signing:

Richard F. Cook, Jr.    Boston, Massachusetts    August 10, 1999

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      31

Form 13F Information Table Value Total:      $125,657,217

List of Other Included Managers:

NONE
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                           MASSACHUSETTS FIDUCIARY ADVISORS, INC. FORM 13F - PAGE 1
                                                                                         ITEM 6                      ITEM 8
                                                          ITEM 4    ITEM 5   INVESTMENT DISCRETION (SHARES)     VOTING AUTHORITY
                                                           FAIR     SHARES                      (C)   ITEM           (SHARES)
ITEM 1                          ITEM 2        ITEM 3      MARKET     OR        (A)      (B)    SHARED   7     (A)      (B)    (C)
ISSUER                          CLASS         SECID       VALUE    PRN AMT     SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  ----------- -------  --------- -------- ------- ----  -------  ------ ------
ACE LTD                          ORD        G0070K103       282,500   10,000   X                             X
ALFA CORP                        COM        015385107     1,400,000   70,000   X                             X
AMBAC FINL GROUP INC             COM        023139108     2,856,250   50,000   X                             X
AMERICAN GENERAL CORP            COM        026351106     4,522,500   60,000   X                             X
AON CORP                         COM        037389103     4,640,625  112,500   X                             X
BERKSHIRE HATHAWAY INC DEL       CLA        084670108     5,994,300       87   X                             X
BROWN & BROWN INC                COM        115236101     3,135,000   82,500   X                             X
CAPITAL RE CORP                  COM        140432105       481,875   30,000   X                             X
CHOICEPOINT INC                  COM        170388102       671,250   10,000   X                             X
CINCINNATI FINL CORP             COM        172062101     4,507,500  120,000   X                             X
ELDORADO BANCSHARES INC          COM        28467w106       330,000   30,000   X                             X
EQUIFAX INC                      COM        294429105     3,568,750  100,000   X                             X
EXECUTIVE RISK INC               COM        301586103     4,253,125   50,000   X                             X
FRANKLIN RES INC                 COM        354613101       450,450   11,088   X                             X
GALLAGHER ARTHUR J & CO          COM        363576109     4,514,400   91,200   X                             X
HCC INS HLDGS INC                COM        404132102     2,268,750  100,000   X                             X
HORACE MANN EDUCATORS CORP       COM        440327104     4,350,000  160,000   X                             X
MARKEL CORP                      COM        570535104     4,375,800   23,400   X                             X
MARSH & MCLENNAN COS INC         COM        571748102     6,055,000   80,000   X                             X
MBIA INC                         COM        55262C100     4,532,500   70,000   X                             X
MERCURY GENL CORP                COM        589400100     5,100,000  150,000   X                             X
PENN-AMER GROUP INC              COM        707247102       902,625   87,000   X                             X
PRESIDENTIAL LIFE CORP           COM        740884101       981,250   50,000   X                             X
PROGRESSIVE CORP OHIO            COM        743315103     9,425,000   65,000   X                             X
PROVIDENT COS INC                COM        743862104     7,200,000  180,000   X                             X
SAFECO CORP                      COM        786429100     3,088,750   70,000   X                             X
ST PAUL COS INC                  COM        792860108     6,281,968  197,469   X                             X
TERRA NOVA BERMUDA HLDGS LTD     CLA        G87615103    22,188,580  823,706   X                             X
TRENWICK GROUP INC               COM        895290104     1,849,219   75,000   X                             X
UNITED ASSET MGMT CORP           COM        909420101     1,069,250   47,000   X                             X
UNUM CORP                        COM        903192102     4,380,000   80,000   X                             X
                                                        -----------
                                 PAGE TOTAL             125,657,217

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